SCHEDULE OF ALLOWANCES FOR CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Balance at beginning of the year	$ (38,534)	$ (5,068)
Increase	(4,398)	(33,466)
Total	$ (42,932)	$ (38,534)